Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Payable
Notes Payable

NOTE 4 – NOTES PAYABLE

As of September 30, 2019 and December 31, 2018, notes payable due to Stuart Turk, Jordan Turk and The Cellular Connection Limited, a corporation controlled by Stuart Turk, totaling $0 and $127,853, respectively, were outstanding. The balances are non-interest bearing, unsecured and have no specified terms of repayment. On September 30, 2019, the Company issued promissory notes to settle notes payable of $76,263 (See Note 5).

NOTE 4 - NOTES PAYABLE

As of December 31, 2018 and 2017, notes payable due to Stuart Turk, Jordan Turk and The Cellular Connection Limited, a corporation controlled by Stuart Turk, totaling $127,853 and $258,995, respectively, were outstanding. The balances are non-interest bearing, unsecured and have no specified terms of repayment.